Financial risk management (Details 1) (Detail) R$ in Thousands	Dec. 31, 2016 BRL (R$)
Derivative financial instruments
Fair value	R$ (6,613)
Maturity: Jan-2017
Derivative financial instruments
Fair value	(5,275)
Maturity: Mar-2017
Derivative financial instruments
Fair value	(1,338)
Foreign exchange and interest | Maturity: Jan-2017
Derivative financial instruments
Notional value	129,480
Fair value	132,761
Foreign exchange and interest | Maturity: Mar-2017
Derivative financial instruments
Notional value	70,000
Fair value	71,537
Interbank Deposit Certificate (CDI) | Maturity: Jan-2017
Derivative financial instruments
Notional value	(129,480)
Fair value	(138,036)
Interbank Deposit Certificate (CDI) | Maturity: Mar-2017
Derivative financial instruments
Notional value	(70,000)
Fair value	R$ (72,875)